SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2013
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT

SCHEDULE I

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED—PARENT COMPANY BASIS)
REGISTRANT BALANCE SHEETS
(in thousands, except par value)

	December 31,
	2013	2012
	(in thousands)
ASSETS
Investment in affiliated companies	$177,710	$243,426

Total assets	177,710	243,426

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable—intercompany	27,330	27,584

Total current liabilities	27,330	27,584

Total liabilities	27,330	27,584

Stockholders' equity:
Ordinary share: $0.00375 par value; 250,000 authorized shares; 45,444 and 53,322 shares issued at December 31, 2013 and December 31, 2012, respectively; 39,778 and 47,656 shares outstanding at December 31, 2013 and December 31, 2012, respectively (Note 1)(1)	151	182
Additional paid-in capital	1,280,810	1,309,761
Treasury stock, at cost: 5,666 and 5,666 shares at December 31, 2013 and December 31, 2012, respectively (Note 2)	(20,421)	(20,421)
Accumulated deficit	(1,176,022)	(1,153,301)
Accumulated other comprehensive income	65,862	79,621

Total stockholders' equity	150,380	215,842

Total liabilities and stockholders' equity	$177,710	$243,426

(1)
Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each, and became effective on March 21, 2013. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2012 have been adjusted retroactively to reflect the one for three reverse share split.

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED—PARENT COMPANY BASIS)
CONDENSED INFORMATION AS TO THE RESULTS OF OPERATIONS OF THE REGISTRANT
(in thousands)

Years ended December 31,
	2013	2012	2011
(in thousands)
Net sales
Unrelated parties	$—	$—	$—
Related parties	—	—	—
Intercompany	—	—	—
Cost of sales
Unrelated parties	—	—	—
Related parties	—	—	—
Intercompany	—	—	—

Gross profit	—	—	—

Operating expenses:
Selling, general and administrative	2,377	2,315	2,217
Research and development	—	—	—
Amortization of intangible assets	—	—	—
Restructuring charges	—	—	—
Impairment of long-lived assets	—	—	—

Total operating expenses	2,377	2,315	2,217

Operating loss	(2,377)	(2,315)	(2,217)
Interest income	—	—	—
Interest expense	—	—	—
Other income, net	—	—	—
Loss before income taxes and equity in loss of affiliated companies	(2,377)	(2,315)	(2,217)
Equity in net income (loss) of affiliated companies	(20,344)	(32,070)	15,604
Income tax benefit (expense)	—	—	—

Net income (loss)	$(22,721)	$(34,385)	$13,387

UTSTARCOM HOLDINGS CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

NOTE 1—BASIS OF PRESENTATION

        UTStarcom Holdings Corp., or the Company, a Cayman Island corporation, is the parent company of all UTStarcom Holdings Corp. subsidiaries. The condensed financial statements of the Company have been prepared pursuant to the rules and regulations of the SEC and in conformity with U.S. GAAP.

        On June 24, 2011, the Company effected a merger, or the Merger, to reorganize the corporate structure of UTStarcom, Inc., a Delaware corporation incorporated in 1991, and its subsidiaries. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries. Pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. Given the reorganization of the corporate structure on June 24, 2011, the prior period numbers have been adjusted as if the new corporate structure had been in place since the beginning of the earliest period presented in the above condensed financial statements.

        The Company is generally a holding company of certain subsidiaries, or collectively subsidiaries. The condensed financial statements of the Company have been prepared with the assumption that the current corporate structure has been in existence throughout all relevant periods.

        The Company records its investment in subsidiaries under the equity method of accounting as prescribed in APB Opinion No. 18, "The Equity Method of Accounting for Investments in Common Stock." Such investment is presented on the balance sheet as "Investment in affiliated companies" and the subsidiaries' profit or loss are recognized based on the effective shareholding percentage as "Equity in net income (loss) of affiliated companies" on the results of operations.

        Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

        The Company is a shell company and does not have any activities. Operating expenses for the Company for the years ended December 31, 2013, 2012 and 2011 consisted mainly of the retaining fee for the Board of Directors, its director and officer insurance expenses, and the expenses associated with investor relations. As the Company does not have any cash activity, the recorded expenses were paid on behalf of the Company by UTStarcom, Inc., its subsidiary, and statements of cash flows have been omitted.

NOTE 2—REPURCHASE OF ORDINARY SHARES

        On August 12, 2011, the Company's Board of Directors approved a repurchase program of up to $20 million of its ordinary shares outstanding over the 12 months through August 15, 2012. In August 2012, the Company's Board of Directors approved to extend the repurchase program to August 2013. As of December 31, 2012, the Company has repurchased 12,524,614 shares (or 4,174,871 shares after reverse share split) at a cost of $15.1 million under this program. The Company did not terminate this program prior to its expiration during the year 2013. On November 30, 2012, The Company announced a commencement of a tender offer (the Tender Offer) to purchase up to 25,000,000 (or 8,333,333 after reverse share split) of its ordinary shares at a price of $1.20 (or $3.60 after reverse share split) per share. The Tender Offer expired on January 3, 2013. As of January 10, 2013, the Company had accepted for purchase 25,000,000 (or 8,333,333 after reverse share split) of the Company's ordinary shares at approximately $30.0 million under the Tender Offer. All the repurchased shares through the tender offer have been cancelled at the purchasing date of January 10, 2013 and all the repurchased shares under the repurchase program have been classified as treasury shares of the Company. On January 17, 2014, The Company announced it entered into a Purchase and Sale Agreement (the "Share Purchase Agreement") with Softbank America Inc. ("Softbank") and Shah Capital Opportunity Fund LP ("Shah Captial"). Pursuant to the Share Purchase Agreement, Softbank sold its entire stake in the Company, consisting of 4,883,875 ordinary shares with par value US$0.00375 per share ("Ordinary Shares"). The Company and Shah Capital repurchased 3,883,875 and 1,000,000 ordinary shares, respectively, for a price of $2.54 per Ordinary Share for total consideration by the Company of $9.9 million.. The transaction was consummated on the same date.